Fair Values (Schedule of Fair Value Measurement) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) real_estate_asset	Dec. 31, 2015 USD ($) loan
Assets and liabilities recorded at fair value
Sellout period	2 years
Recurring basis | Quoted market prices in active markets (Level 1)
Assets and liabilities recorded at fair value
Derivative assets	$ 0	$ 0
Derivative liabilities	0	0
Available-for-sale securities	0	0
Recurring basis | Significant other observable inputs (Level 2)
Assets and liabilities recorded at fair value
Derivative assets	727	1,522
Derivative liabilities	47	131
Available-for-sale securities	0	0
Recurring basis | Significant unobservable inputs (Level 3)
Assets and liabilities recorded at fair value
Derivative assets	0	0
Derivative liabilities	0	0
Available-for-sale securities	21,666	1,161
Recurring basis | Total
Assets and liabilities recorded at fair value
Derivative assets	727	1,522
Derivative liabilities	47	131
Available-for-sale securities	21,666	1,161
Non-recurring basis | Liquidation | Loans Receivable One
Assets and liabilities recorded at fair value
Impaired loans	5,200
Non-recurring basis | Comparable sales | Loans Receivable
Assets and liabilities recorded at fair value
Impaired loans	2,000
Non-recurring basis | Discounted cash flow | Loans Receivable
Assets and liabilities recorded at fair value
Impaired loans		$ 3,200
Weighted average discount rate		14.00%
Number of impaired loans | loan		1
Non-recurring basis | Quoted market prices in active markets (Level 1)
Assets and liabilities recorded at fair value
Impaired loans	0	$ 0
Impaired real estate	0
Non-recurring basis | Significant other observable inputs (Level 2)
Assets and liabilities recorded at fair value
Impaired loans	0	0
Impaired real estate	0
Non-recurring basis | Significant unobservable inputs (Level 3)
Assets and liabilities recorded at fair value
Impaired loans	7,200	3,200
Impaired real estate	$ 3,063
Number of impaired loans | real_estate_asset	1
Non-recurring basis | Total
Assets and liabilities recorded at fair value
Impaired loans	$ 7,200	$ 3,200
Impaired real estate	$ 3,063
Weighted average discount rate	11.00%